Non-life and Life and Health Reserves - Components of Non-life reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of non-life reserves [Line Items]
Non-life reserves	$ 12,725,631	$ 12,047,792
Non Life
Components of non-life reserves [Line Items]
Case reserves	5,110,575	4,881,892
ACRs	159,821	140,464
IBNR reserves	7,455,235	7,025,436
Non-life reserves	$ 12,725,631	$ 12,047,792	$ 11,395,321	$ 10,363,383